UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
9/30/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (46.8%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (25.3%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.871s, 2032		$49,734	$76,931
IFB Ser. 3408, Class EK, 25.06s, 2037		547,305	786,161
IFB Ser. 2976, Class LC, 23.752s, 2035		74,954	111,359
IFB Ser. 2979, Class AS, 23.605s, 2034		51,225	66,835
IFB Ser. 3072, Class SM, 23.128s, 2035		346,033	494,495
IFB Ser. 3065, Class DC, 19.313s, 2035		505,168	745,229
IFB Ser. 2990, Class LB, 16.48s, 2034		468,020	616,771
IFB Ser. 4105, Class HS, IO, 6.418s, 2042		1,270,279	307,738
IFB Ser. 3907, Class KS, IO, 6.368s, 2040		1,533,918	263,207
IFB Ser. 3708, Class SA, IO, 6.268s, 2040		2,928,878	504,939
IFB Ser. 4112, Class SC, IO, 5.968s, 2042		3,528,233	652,727
IFB Ser. 4105, Class LS, IO, 5.968s, 2041		1,395,901	270,833
IFB Ser. 4245, Class AS, IO, 5.818s, 2043		3,417,058	759,824
IFB Ser. 3852, Class NT, 5.818s, 2041		983,116	965,922
IFB Ser. 3752, Class PS, IO, 5.818s, 2040		2,089,882	320,170
IFB Ser. 311, Class S1, IO, 5.768s, 2043		8,160,828	1,795,358
IFB Ser. 310, Class S4, IO, 5.751s, 2043		923,000	226,929
IFB Ser. 314, Class AS, IO, 5.698s, 2043		2,458,000	516,206
Ser. 3632, Class CI, IO, 5s, 2038		104,677	8,710
Ser. 3626, Class DI, IO, 5s, 2037		38,177	1,023
Ser. 4132, Class IP, IO, 4 1/2s, 2042		3,973,470	728,464
Ser. 4122, Class TI, IO, 4 1/2s, 2042		1,506,717	272,264
Ser. 4018, Class DI, IO, 4 1/2s, 2041		1,747,069	284,004
Ser. 3747, Class HI, IO, 4 1/2s, 2037		449,350	48,100
Ser. 3707, Class PI, IO, 4 1/2s, 2025		1,470,831	126,006
Ser. 4116, Class MI, IO, 4s, 2042		3,236,703	615,165
Ser. 4141, Class PI, IO, 3s, 2042		2,667,259	375,950
Ser. 4158, Class TI, IO, 3s, 2042		6,675,278	913,712
Ser. 4165, Class TI, IO, 3s, 2042		7,937,303	1,123,128
Ser. 4176, Class DI, IO, 3s, 2042		5,929,328	831,944
Ser. 4183, Class MI, IO, 3s, 2042		2,531,686	344,056
Ser. T-56, Class A, IO, 0.524s, 2043		4,927,086	84,684
Ser. T-56, Class 1, IO, zero %, 2043		6,018,704	45,140
Ser. T-56, Class 2, IO, zero %, 2043		13,839,925	43,250
Ser. T-56, Class 3, IO, zero %, 2043		2,530,412	33,212
Ser. 3835, Class FO, PO, zero %, 2041		3,378,005	2,740,846
Ser. 3369, Class BO, PO, zero %, 2037		20,199	18,088
Ser. 3391, PO, zero %, 2037		110,265	92,900
Ser. 3300, PO, zero %, 2037		176,963	165,500
Ser. 3175, Class MO, PO, zero %, 2036		33,288	29,056
Ser. 3210, PO, zero %, 2036		67,331	61,123
FRB Ser. 3117, Class AF, zero %, 2036		10,140	9,145
FRB Ser. 3326, Class WF, zero %, 2035		12,236	11,012
FRB Ser. 3036, Class AS, zero %, 2035		6,272	6,181

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.827s, 2036		430,932	845,813
IFB Ser. 06-8, Class HP, 23.911s, 2036		440,011	708,928
IFB Ser. 05-45, Class DA, 23.764s, 2035		818,761	1,231,858
IFB Ser. 07-53, Class SP, 23.544s, 2037		304,785	442,415
IFB Ser. 05-122, Class SE, 22.474s, 2035		740,776	1,057,248
IFB Ser. 05-75, Class GS, 19.713s, 2035		387,921	527,716
IFB Ser. 05-106, Class JC, 19.569s, 2035		326,156	487,107
IFB Ser. 05-83, Class QP, 16.929s, 2034		101,124	132,289
IFB Ser. 11-4, Class CS, 12.542s, 2040		560,604	658,842
IFB Ser. 12-75, Class SK, IO, 6.471s, 2041		4,176,067	810,951
IFB Ser. 12-75, Class KS, IO, 6.371s, 2042		2,295,974	430,771
IFB Ser. 12-3, Class CS, IO, 6.371s, 2040		2,121,225	360,417
IFB Ser. 11-27, Class AS, IO, 6.301s, 2041		2,599,887	446,895
IFB Ser. 12-132, Class SB, IO, 6.021s, 2042		2,839,928	438,059
IFB Ser. 13-19, Class DS, IO, 6.021s, 2041		2,415,353	468,541
Ser. 06-10, Class GC, 6s, 2034		1,767,226	1,820,243
IFB Ser. 13-59, Class SC, IO, 5.971s, 2043		3,311,850	721,698
IFB Ser. 13-13, Class SA, IO, 5.971s, 2043		3,303,192	807,498
IFB Ser. 11-53, Class SY, IO, 5.771s, 2041		6,889,875	797,847
IFB Ser. 13-101, Class AS, IO, 5.758s, 2043		5,598,000	1,290,619
IFB Ser. 13-103, Class SK, IO, 5.735s, 2043		1,035,000	231,812
IFB Ser. 13-102, Class SH, IO, 5.7s, 2043		3,052,000	633,290
IFB Ser. 13-101, Class SG, IO, 5.658s, 2043		3,006,000	690,208
Ser. 12-129, Class TI, IO, 4 1/2s, 2040		2,212,687	383,016
Ser. 12-124, Class UI, IO, 4s, 2042		7,055,046	1,277,669
Ser. 12-40, Class MI, IO, 4s, 2041		3,446,039	615,503
Ser. 13-55, Class IK, IO, 3s, 2043		2,115,093	312,040
Ser. 13-55, Class PI, IO, 3s, 2042		3,787,372	499,214
Ser. 13-30, Class IP, IO, 3s, 2041		2,535,103	281,802
Ser. 13-23, Class LI, 3s, 2041		2,645,318	295,112
Ser. 03-W10, Class 1, IO, 1.156s, 2043		3,204,301	105,391
Ser. 07-64, Class LO, PO, zero %, 2037		72,955	64,251
Ser. 372, Class 1, PO, zero %, 2036		98,606	91,272

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.723s, 2041		3,135,621	4,649,499
IFB Ser. 10-158, Class SD, 14.46s, 2040		855,000	1,043,827
IFB Ser. 11-70, Class WS, 9.34s, 2040		3,648,000	3,584,999
IFB Ser. 11-61, Class CS, IO, 6 1/2s, 2035		3,909,020	605,898
IFB Ser. 12-26, Class SP, IO, 6.47s, 2042		1,708,540	417,755
IFB Ser. 10-163, Class SI, IO, 6.447s, 2037		1,403,582	222,820
IFB Ser. 10-109, Class SB, 6.42s, 2040		2,571,965	508,022
IFB Ser. 11-3, Class SG, IO, 6.37s, 2041		897,635	175,936
IFB Ser. 10-56, Class SC, IO, 6.32s, 2040		1,745,644	320,657
IFB Ser. 10-35, Class CS, IO, 6.29s, 2040		3,658,008	704,174
IFB Ser. 11-56, Class MI, IO, 6.27s, 2041		164,674	37,035
IFB Ser. 10-20, Class SE, IO, 6.07s, 2040		3,077,837	546,624
IFB Ser. 13-113, Class SL, IO, 6.05s, 2042		1,722,272	312,162
IFB Ser. 13-87, Class AS, IO, 6.02s, 2043		2,310,537	392,787
IFB Ser. 13-87, Class SA, IO, 6.02s, 2043		2,417,947	389,360
IFB Ser. 13-124, Class SC, IO, 6.02s, 2041		2,090,620	359,488
IFB Ser. 13-99, Class SL, IO, 5.97s, 2043		2,467,626	457,473
IFB Ser. 10-20, Class SC, IO, 5.97s, 2040		1,612,984	286,176
IFB Ser. 13-129, Class SN, IO, 5.968s, 2043		1,835,000	295,784
IFB Ser. 11-94, Class SA, IO, 5.92s, 2041		3,341,029	601,719
IFB Ser. 11-146, Class AS, IO, 5.918s, 2041		1,883,230	380,765
IFB Ser. 13-129, Class SA, IO, 5.908s, 2043		1,207,000	201,291
IFB Ser. 10-158, Class SA, IO, 5.87s, 2040		974,226	174,533
IFB Ser. 10-151, Class SA, IO, 5.87s, 2040		967,591	173,460
IFB Ser. 10-120, Class SA, IO, 5.87s, 2040		2,296,889	411,993
IFB Ser. 11-128, Class TS, IO, 5.868s, 2041		6,218,874	1,323,998
IFB Ser. 11-13, Class SB, IO, 5.77s, 2041		1,526,257	251,895
IFB Ser. 11-70, Class SM, IO, 5.708s, 2041		1,760,000	435,054
IFB Ser. 10-31, Class SA, IO, 5.57s, 2040		2,579,609	422,411
IFB Ser. 10-37, Class SG, IO, 5.52s, 2040		3,729,503	604,627
IFB Ser. 10-42, Class SK, IO, 5.49s, 2040		1,811,705	277,734
Ser. 13-3, Class IT, IO, 5s, 2043		2,217,127	452,371
Ser. 11-116, Class IB, IO, 5s, 2040		3,206,650	282,575
Ser. 13-16, Class IB, IO, 5s, 2040		4,666,941	500,096
Ser. 10-35, Class UI, IO, 5s, 2040		2,504,525	510,181
Ser. 10-9, Class UI, IO, 5s, 2040		17,384,100	3,715,140
Ser. 09-121, Class UI, IO, 5s, 2039		5,264,611	1,157,477
Ser. 12-129, Class IO, IO, 4 1/2s, 2042		2,038,684	440,845
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		2,306,480	474,884
Ser. 10-9, Class QI, IO, 4 1/2s, 2040		7,820,085	1,700,868
Ser. 11-116, Class IA, IO, 4 1/2s, 2039		2,851,457	436,986
Ser. 12-56, Class IB, IO, 4s, 2042		4,231,068	875,395
Ser. 13-37, Class JI, IO, 3 1/2s, 2043		2,374,872	380,953
Ser. 13-27, Class PI, IO, 3 1/2s, 2042		2,978,229	490,455
Ser. 12-71, Class AI, IO, 3 1/2s, 2042		5,624,859	754,294
Ser. 13-18, Class GI, IO, 3 1/2s, 2041		2,211,473	367,989
Ser. 12-48, Class KI, IO, 3 1/2s, 2039		2,191,084	372,594
Ser. 13-53, Class PI, IO, 3s, 2041		3,596,997	486,890
Ser. 13-23, Class IK, IO, 3s, 2037		1,751,952	307,818
Ser. 11-70, PO, zero %, 2041		12,073,150	9,168,471
Ser. 10-151, Class KO, PO, zero %, 2037		413,163	355,518
Ser. 06-36, Class OD, PO, zero %, 2036		8,926	8,200

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 5.995s, 2045		14,828,438	2,594,977

			84,865,565
Commercial mortgage-backed securities (14.2%)

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.634s, 2049		98,674	99,296
FRB Ser. 05-5, Class B, 5.403s, 2045		1,500,000	1,543,200
Ser. 06-6, Class A2, 5.309s, 2045		461,252	465,015
Ser. 07-1, Class XW, IO, 0.492s, 2049		4,396,128	35,763

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.995s, 2042		7,490,982	35,395
Ser. 04-5, Class XC, IO, 0.868s, 2041		15,809,676	95,396
Ser. 02-PB2, Class XC, IO, 0.608s, 2035		1,188,621	1,208
Ser. 07-5, Class XW, IO, 0.532s, 2051		11,636,693	116,681
Ser. 05-1, Class XW, IO, 0.039s, 2042		84,533,183	20,795

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.147s, 2042		224,000	242,890
Ser. 05-PWR9, Class C, 5.055s, 2042		372,000	345,365
Ser. 04-PR3I, Class X1, IO, 1.079s, 2041		1,252,599	9,561

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.61s, 2039		777,000	768,608
Ser. 06-PW14, Class X1, IO, 0.224s, 2038		8,053,789	140,136

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 5.041s, 2045		1,725,000	1,506,270

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.556s, 2049		18,904,923	236,312
Ser. 07-CD4, Class XC, IO, 0.213s, 2049		54,824,736	444,629

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049		810,000	836,325

Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.316s, 2046		276,000	222,461
FRB Ser. 07-C9, Class AJFL, 0.872s, 2049		385,000	342,535
Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.179s, 2046		24,390,837	320,071

Credit Suisse First Boston Commercial Mortgage Trust Ser. 05-C5, Class C, 5.1s, 2038		349,000	357,256

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.953s, 2039		1,131,615	1,134,341

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.229s, 2049		43,067,567	148,066

CS First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035		459,000	459,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		573,694	631,063
Ser. 02-CP3, Class AX, IO, 1.471s, 2035		628,640	3,947

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049		1,956,618	1,953,617

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.626s, 2044		505,000	490,199

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.401s, 2031		66,283	66,423

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033		275,153	275,153

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033		301,850	1,166

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.932s, 2032(F)		116,694	58,345

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C4, Class AJ, 5.489s, 2045		343,000	322,420

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.302s, 2045		102,775,095	286,745
Ser. 07-C1, Class XC, IO, 0.169s, 2049		58,204,416	304,234

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.404s, 2029		1,332,070	36,178
Ser. 05-C1, Class X1, IO, 0.774s, 2043		19,817,122	156,912

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042		444,000	455,144

GS Mortgage Securities Corp. II 144A Ser. 06-GG6, Class XC, IO, 0.22s, 2038		45,445,337	58,125

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.84s, 2038		386,000	391,790
Ser. 06-GG8, Class AJ, 5.622s, 2039		393,000	375,728
Ser. 06-GG6, Class A2, 5.506s, 2038		377,514	382,233

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030		71,135	71,135
FRB Ser. GC10, Class D, 4.562s, 2046(F)		820,000	675,342

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051		557,000	565,689
Ser. 08-C2, Class ASB, 6 1/8s, 2051		497,389	536,536
FRB Ser. 07-LD12, Class A3, 6.124s, 2051		804,000	820,850
FRB Ser. 06-LDP7, Class AJ, 6.056s, 2045		206,000	205,792
FRB Ser. 07-LD11, Class A2, 5.987s, 2049		2,553,805	2,558,912
FRB Ser. 04-CB9, Class B, 5.832s, 2041		593,000	609,011
FRB Ser. 06-CB14, Class A3B, 5.671s, 2044		184,528	185,272
FRB Ser. 04-CBX, Class B, 5.021s, 2037		280,000	277,693
FRB Ser. 13-C10, Class D, 4.3s, 2047		409,000	336,470
Ser. 06-LDP8, Class X, IO, 0.734s, 2045		24,051,626	351,755
Ser. 07-LDPX, Class X, IO, 0.477s, 2049		24,348,333	215,337

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 10-C1, Class D, 6.523s, 2043		731,000	763,681
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051		369,000	343,037
FRB Ser. 11-C3, Class E, 5.725s, 2046		337,000	339,292
FRB Ser. 01-C1, Class H, 5.626s, 2035		409,606	409,688
FRB Ser. 12-C8, Class D, 4.825s, 2045		1,190,000	1,099,538
FRB Ser. 12_LC9, Class D, 4.575s, 2047		436,000	391,170
Ser. 05-CB12, Class X1, IO, 0.491s, 2037		13,780,903	86,324
Ser. 06-LDP6, Class X1, IO, 1/4s, 2043		37,023,336	114,772

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		145,764	146,857
Ser. 99-C1, Class G, 6.41s, 2031		554,198	577,733
Ser. 98-C4, Class G, 5.6s, 2035		78,632	80,693
Ser. 98-C4, Class H, 5.6s, 2035		441,000	468,282

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040		520,351	521,876
FRB Ser. 06-C6, Class AJ, 5.452s, 2039		287,000	304,944
FRB Ser. 05-C2, Class C, 5.389s, 2040		725,000	675,193
Ser. 06-C7, Class A2, 5.3s, 2038		672,496	700,176
Ser. 07-C2, Class XW, IO, 0.738s, 2040		2,752,396	50,600

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036		1,600,000	1,507,587
Ser. 06-C7, Class XW, IO, 0.848s, 2038		17,827,419	329,451
Ser. 05-C2, Class XCL, IO, 0.496s, 2040		68,830,221	254,672
Ser. 05-C7, Class XCL, IO, 0.368s, 2040		46,749,878	194,947
Ser. 06-C7, Class XCL, IO, 0.334s, 2038		33,382,980	589,777
Ser. 07-C2, Class XCL, IO, 0.162s, 2040		59,635,676	957,153

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.452s, 2051		443,000	452,569
FRB Ser. 07-C1, Class A3, 6.045s, 2050		269,000	275,596
FRB Ser. 05-CKI1, Class B, 5.457s, 2037		1,242,000	1,260,506

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.109s, 2039		5,692,201	35,827
Ser. 05-MCP1, Class XC, IO, 0.761s, 2043		19,391,050	161,256

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 06-4, Class XC, IO, 0.248s, 2049		64,528,702	754,986

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049		387,000	367,650

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049		319,000	306,144

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.847s, 2037		307,467	14,236
Ser. 06-C4, Class X, IO, 6.503s, 2045		2,285,961	222,881
Ser. 05-C3, Class X, IO, 6.332s, 2044		926,114	87,240

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.76s, 2049		599,034	601,310
FRB Ser. 07-HQ12, Class A2FX, 5.76s, 2049		254,339	259,502
Ser. 07-IQ14, Class A2, 5.61s, 2049		257,116	258,719
Ser. 12-C4, Class AS, 3.773s, 2045		2,625,000	2,633,636

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.249s, 2043		528,496	538,870

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.894s, 2046		4,678,006	480,805

Morgan Stanley/Bank of America/Merrill Lynch Trust 144A Ser. 13-C10, Class D, 4.219s, 2046		447,000	356,666

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		816,095	204,024

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 5.123s, 2049		880,000	793,974

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class D, 5.396s, 2042		1,450,000	1,424,480
Ser. 06-C29, IO, 0.528s, 2048		28,983,343	353,307
Ser. 07-C34, IO, 0.498s, 2046		8,232,762	99,616

Wachovia Bank Commercial Mortgage Trust 144A Ser. 06-C26, Class XC, IO, 0.185s, 2045		12,061,244	23,640

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.417s, 2044		953,000	903,881
FRB Ser. 12-C10, Class D, 4.609s, 2045		401,000	340,257

			47,704,812
Residential mortgage-backed securities (non-agency) (7.3%)

ASG Resecuritization Trust 144A FRB Ser. 10-3, 0.49s, 2045		1,693,451	1,196,423

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 09-7, Class 4A2, 2.654s, 2035		1,100,980	960,902
Ser. 10-8, Class 1A2, 5 1/2s, 2036		325,000	301,438

Countrywide Asset Backed Certificates FRB Ser. 05-AB1, Class A3, 0.479s, 2035		2,800,606	2,598,962

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		77,731	8

GSAA Home Equity Trust FRB Ser. 04-10, Class AF4, 5.423s, 2034		779,518	785,365

Harborview Mortgage Loan Trust FRB Ser. 05-9, Class 2A1B, 0.55s, 2035		1,824,298	1,607,207

Mortgageit Trust FRB Ser. 05-1, Class 1M2, 0.769s, 2035		1,262,555	1,022,670

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.689s, 2045(F)		904,396	696,385
FRB Ser. 05-AR19, Class A1C3, 0.679s, 2045		2,582,999	2,040,569
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034		3,755,956	3,267,682
FRB Ser. 05-AR11, Class A1B2, 0.629s, 2045		687,895	574,392
FRB Ser. 05-AR13, Class A1C4, 0.609s, 2045		5,072,433	3,931,136
FRB Ser. 05-AR17, Class A1B2, 0.589s, 2045		2,486,596	2,063,874
FRB Ser. 05-AR11, Class A1B3, 0.579s, 2045		3,289,707	2,779,802
FRB Ser. 05-AR8, Class 2AC3, 0.569s, 2045		548,836	456,357

			24,283,172

Total mortgage-backed securities (cost $143,454,730)			$156,853,549

CORPORATE BONDS AND NOTES (32.0%)(a)
		Principal amount	Value

Basic materials (2.1%)

Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)		$268,000	$243,538

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		155,000	145,506

Barrick Gold Corp. sr. unsec. unsub. notes 3.85s, 2022 (Canada)		265,000	234,364

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		275,000	287,375

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		51,000	59,791

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		190,000	177,727

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042		385,000	364,727

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022		270,000	262,640

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		100,000	114,827

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017		15,000	15,216

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019		205,000	226,189

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		70,000	88,585

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020		110,000	123,093

International Paper Co. sr. unsec. notes 9 3/8s, 2019		234,000	309,125

International Paper Co. sr. unsec. notes 7.95s, 2018		492,000	610,683

LYB International Finance BV sr. unsec. unsub. notes 4s, 2023 (Netherlands)		195,000	193,475

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		485,000	553,545

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)		76,000	74,733

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022		140,000	134,613

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		170,000	204,183

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022		294,000	304,916

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		33,000	35,070

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020		100,000	100,500

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		230,000	268,406

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		85,000	94,453

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		1,040,000	1,201,194

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		365,000	444,558

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		15,000	13,867

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)		305,000	333,188

			7,220,087
Capital goods (0.8%)

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		310,000	306,900

Crown Americas, LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023		110,000	100,375

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		553,000	573,046

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		458,000	574,393

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		205,000	246,911

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041		90,000	96,927

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018		110,000	117,378

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		210,000	237,316

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018		485,000	489,652

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022		95,000	93,455

			2,836,353
Communication services (3.3%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)		505,000	581,408

AT&T, Inc. sr. unsec. bonds 6.55s, 2039		850,000	944,753

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		510,000	551,191

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045		442,000	364,848

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		100,000	90,173

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028		450,000	409,500

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		205,000	246,105

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040		40,000	44,267

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		635,000	673,842

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		275,000	303,875

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		325,000	384,400

Orange sr. unsec. unsub. notes 4 1/8s, 2021 (France)		76,000	76,551

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		633,000	681,509

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)		295,000	352,754

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		95,000	83,055

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		950,000	1,034,137

SBA Tower Trust 144A notes 2.933s, 2017		175,000	177,126

SES 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)		245,000	231,987

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026		555,000	725,716

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)		49,000	50,432

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		605,000	619,497

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)		285,000	281,207

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		575,000	571,462

Time Warner Cable, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		40,000	44,614

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		125,000	116,484

Time Warner Cable, Inc. sr. unsec. FRN notes 8 3/4s, 2019		50,000	58,825

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033		40,000	43,607

Time Warner Entertainment Co. LP sr. unsec. debs. 8 3/8s, 2023		135,000	157,470

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033		515,000	572,517

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		40,000	48,138

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030		405,000	487,919

			11,009,369
Consumer cyclicals (2.3%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		210,000	237,563

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		520,000	630,325

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		385,000	397,513

D.R. Horton, Inc. company guaranty sr. unsec. FRN notes 5 3/4s, 2023		120,000	121,200

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040		124,000	122,092

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		270,000	282,226

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097		48,000	52,832

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		485,000	580,360

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016		350,000	370,914

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		245,000	272,349

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018		175,000	170,188

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016		250,000	249,375

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)		180,000	194,215

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)		172,000	194,167

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)		100,000	115,201

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		325,000	430,635

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		78,000	85,119

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		37,000	38,405

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		175,000	163,532

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		275,000	297,688

L Brands, Inc. sr. notes 5 5/8s, 2022		125,000	128,125

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		75,000	85,838

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		105,000	122,960

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		70,000	66,801

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022		105,000	103,952

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019		160,000	161,583

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024		420,000	502,016

News America Holdings, Inc. debs. 7 3/4s, 2045		230,000	281,584

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022		90,000	87,241

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023		170,000	165,858

Owens Corning company guaranty sr. unsec. notes 9s, 2019		44,000	53,130

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		460,000	579,193

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023		280,000	258,876

			7,603,056
Consumer staples (2.3%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		48,000	63,457

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		194,000	256,197

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		396,000	582,555

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		470,000	498,498

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021		345,000	452,219

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		75,000	71,063

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032		739,632	892,297

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037		750,000	793,985

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)		140,000	136,760

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)		245,000	255,504

Erac USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021		360,000	375,562

Erac USA Finance, LLC 144A unsec. sub. notes 7s, 2037		155,000	183,656

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)		387,000	357,262

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		411,000	483,653

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042		550,000	544,838

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017		200,000	230,489

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		220,000	272,528

McDonald's Corp. sr. unsec. bonds 6.3s, 2037		345,000	430,752

McDonald's Corp. sr. unsec. notes 5.7s, 2039		145,000	168,659

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042		200,000	199,323

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		555,000	591,626

			7,840,883
Energy (2.3%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		197,000	202,418

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		565,000	704,345

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		605,000	656,002

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		185,000	199,878

Continental Resources, Inc. company guaranty sr. unsec. notes 4 1/2s, 2023		120,000	117,600

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		310,000	329,823

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		100,000	120,023

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		185,000	233,434

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		280,000	261,248

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		150,000	186,439

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		360,000	359,360

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)		215,000	207,909

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		825,000	828,783

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018		245,000	265,825

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		526,000	562,971

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		130,000	175,289

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)		500,000	521,250

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		50,000	57,374

Spectra Energy Capital, LLC sr. notes 8s, 2019		325,000	393,462

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021		225,000	231,345

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		430,000	451,884

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)		210,000	264,391

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037		95,000	98,622

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017		115,000	129,035

Weatherford International, Ltd. company guaranty notes 6 1/2s, 2036 (Bermuda)		90,000	90,182

			7,648,892
Financials (12.5%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)		200,000	213,662

Aflac, Inc. sr. unsec. notes 6.9s, 2039		545,000	674,715

Aflac, Inc. sr. unsec. notes 6.45s, 2040		237,000	281,470

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068		266,000	311,353

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042		1,065,000	917,850

Associates Corp. of North America sr. unsec. notes 6.95s, 2018		52,000	61,769

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		485,000	520,082

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)		140,000	139,650

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, 2049 (France)		400,000	384,500

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		150,000	146,097

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)		635,000	610,857

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017		160,000	180,493

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		525,000	679,991

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)		100,000	111,079

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)		305,000	274,500

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017		455,000	530,752

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		715,000	856,392

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		545,000	494,712

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, 2049 (France)		100,000	100,375

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)		202,000	204,040

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)		965,000	1,014,036

CIT Group, Inc. company guaranty sr. notes 5s, 2023		100,000	97,000

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019		120,000	153,269

Citigroup, Inc. sr. unsec. sub. FRN notes 0.528s, 2016		812,000	792,395

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		255,000	287,284

CNA Financial Corp. unsec. notes 6 1/2s, 2016		350,000	395,815

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		400,000	408,000

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)		75,000	84,324

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)		200,000	205,580

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		525,000	642,588

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)		120,000	138,689

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		185,000	212,845

EPR Properties unsec. notes 5 1/4s, 2023(R)		300,000	291,749

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067		565,000	598,194

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022		5,000	4,728

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021		880,000	957,069

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		290,000	342,754

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		40,000	48,327

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6.15s, 2018		230,000	263,063

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		454,000	472,046

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB bonds 8 1/8s, 2038		400,000	452,000

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		321,000	384,189

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		635,000	705,608

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)		235,000	222,292

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		410,000	451,276

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035		1,300,000	1,326,000

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026		310,000	315,038

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016		350,000	361,375

ING Bank N.V. 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		1,135,000	1,150,663

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		260,000	273,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		108,000	111,510

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity		156,000	169,260

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017		405,000	463,382

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.264s, 2047		2,137,000	1,570,695

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)		764,000	799,679

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037		220,000	223,300

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		540,000	563,735

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		845,000	932,803

Macquarie Bank, Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		545,000	594,214

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		755,000	1,093,227

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018		125,000	147,313

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037		1,500,000	1,687,500

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036		85,000	85,850

Metropolitan Life Global Funding I 144A notes 3.65s, 2018		130,000	137,998

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		445,000	494,367

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		355,000	373,638

Nationwide Financial Services, Inc. notes 5 5/8s, 2015		260,000	273,759

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031		205,000	253,693

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		515,000	508,334

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022		42,000	44,769

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037		840,000	898,800

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043		149,000	140,246

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044		226,000	206,225

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		270,000	325,995

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)		175,000	227,500

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)		125,000	120,433

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		120,000	122,006

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)		515,000	592,971

Royal Bank of Scotland PLC (The) unsec. sub. notes 6.1s, 2023 (United Kingdom)		530,000	534,589

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016		180,000	190,407

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		800,000	833,600

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. notes 5s, 2018(R)		185,000	198,154

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, 2049 (United Kingdom)		600,000	612,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.254s, 2037		1,525,000	1,197,099

Tanger Properties LP sr. unsec. notes 6 1/8s, 2020(R)		240,000	279,653

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		239,000	295,775

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026		255,000	335,829

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038		1,110,000	1,341,678

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018		935,000	1,113,069

Wells Fargo Bank, NA unsec. sub. FRN notes 0.473s, 2016		400,000	395,758

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		410,000	442,738

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037		218,000	231,080

			41,910,166
Health care (0.8%)

Actavis PLC sr. unsec. notes 4 5/8s, 2042		175,000	154,708

Actavis PLC sr. unsec. notes 3 1/4s, 2022		140,000	130,850

Actavis PLC sr. unsec. notes 1 7/8s, 2017		15,000	14,848

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		755,000	921,930

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042		195,000	204,653

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021		420,000	463,879

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		90,000	93,825

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021		277,000	284,618

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018		100,000	100,390

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		97,000	103,724

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		165,000	157,793

			2,631,218
Technology (0.5%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		485,000	405,016

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020		155,000	167,400

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		281,000	285,075

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		220,000	210,008

Xerox Corp. sr. unsec. notes 6.35s, 2018		445,000	511,090

			1,578,589
Transportation (0.5%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5 3/4s, 2018		160,000	184,394

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		148,358	157,630

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018		94,792	104,272

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes 2.35s, 2020 (Mexico)		41,000	39,178

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043		74,000	65,563

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		210,000	228,075

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		269,384	308,445

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		295,000	305,679

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		207,700	216,008

			1,609,244
Utilities and power (4.6%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		255,000	270,691

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		110,000	105,682

Beaver Valley Funding Corp. sr. bonds 9s, 2017		83,000	83,746

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016		680,000	761,102

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		610,000	783,618

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033		195,000	223,552

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042		205,000	189,854

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		215,000	201,780

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		630,000	652,050

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		380,000	494,790

El Paso Pipeline Partners Operating Co. LP company guaranty sr. unsec. notes 6 1/2s, 2020		230,000	263,773

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)		415,000	503,756

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)		999,000	941,558

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)		280,000	292,127

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		285,000	300,533

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		145,000	153,346

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		330,000	309,450

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		58,000	53,043

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)		170,000	180,835

ITC Holdings Corp. 144A notes 5 7/8s, 2016		450,000	498,678

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		140,000	157,558

Kansas Gas and Electric Co. bonds 5.647s, 2021		165,848	177,002

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)		345,000	395,410

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		490,000	548,162

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037		185,000	218,515

MidAmerican Funding, LLC sr. bonds 6.927s, 2029		175,000	214,945

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042		360,000	320,840

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022		161,000	198,981

Oncor Electric Delivery Co., LLC bank guaranty unsec. sub. notes 4.55s, 2041		165,000	158,118

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		155,000	178,444

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037		265,000	287,393

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037		205,000	248,050

Potomac Edison Co. 144A sr. bonds 5.8s, 2016		450,000	498,345

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023		10,000	9,319

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		945,000	1,028,080

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067		610,000	634,400

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		105,000	121,301

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		415,000	552,658

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)		915,000	944,233

West Penn Power Co. 144A 1st mtge. 5.95s, 2017		395,000	453,049

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067		815,000	831,300

			15,440,067

Total corporate bonds and notes (cost $102,008,102)			$107,327,924

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.4%)

Government National Mortgage Association Pass-Through Certificates
5s, TBA, October 1, 2043		$3,000,000	$3,265,781
4 1/2s, TBA, October 1, 2043		14,000,000	15,087,187
3 1/2s, TBA, October 1, 2043		3,000,000	3,094,219

			21,447,187
U.S. Government Agency Mortgage Obligations (24.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043		3,195,107	3,318,668

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, November 1, 2043		2,000,000	2,188,047
6s, TBA, October 1, 2043		2,000,000	2,188,125
5 1/2s, TBA, November 1, 2043		2,000,000	2,178,750
5 1/2s, TBA, October 1, 2043		2,000,000	2,180,938
5s, March 1, 2038		77,954	84,467
4s, with due dates from June 1, 2042 to November 1, 2042		33,099,217	34,455,511
4s, TBA, October 1, 2043		17,000,000	17,831,405
3 1/2s, with due dates from March 1, 2043 to May 1, 2043		9,876,506	9,982,601
3 1/2s, TBA, October 1, 2043		1,000,000	1,018,438
3s, TBA, November 1, 2043		4,000,000	3,897,969
3s, TBA, October 1, 2043		4,000,000	3,909,044

			83,233,963

Total U.S. government and agency mortgage obligations (cost $106,261,373)			$104,681,150

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020(SEG)		$128,000	$133,110

Total U.S. treasury Obligations (cost $121,781)			$133,110

MUNICIPAL BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$350,000	$444,521

IL State G.O. Bonds
4.421s, 1/1/15		165,000	170,377
4.071s, 1/1/14		490,000	493,964

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		285,000	343,345

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		255,000	259,679

Total municipal bonds and notes (cost $1,547,355)			$1,711,886

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.88/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.88	$41,150,000	$592,971

(3.08)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/3.08	41,150,000	155,136

Total purchased swap options outstanding (cost $711,895)			$748,107

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)		$400,000	$425,657

Total foreign government and agency bonds and notes (cost $398,903)			$425,657

SENIOR LOANS (—%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.429s, 2018		$49,860	$45,050

SunGard Data Systems, Inc. bank term loan FRN 1.953s, 2014		847	847

Total senior loans (cost $48,882)			$45,897

SHORT-TERM INVESTMENTS (5.7%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014(SEG)(SEGSF)(SEGCCS)		$298,000	$297,984

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, April 3, 2014(SEG)(SEGSF)(SEGCCS)		3,014,000	3,013,500

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.11%, August 21, 2014(SEG)(SEGSF)(SEGCCS)		4,383,000	4,380,041

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014(SEGSF)(SEGCCS)		510,000	509,847

Putnam Short Term Investment Fund 0.06%(L)		9,713,322	9,713,322

SSgA Prime Money Market Fund 0.02%(P)		1,120,000	1,120,000

Total short-term investments (cost $19,032,500)			$19,034,694

TOTAL INVESTMENTS

Total investments (cost $373,585,521)(b)			$390,961,974

FUTURES CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	221	$29,475,875	Dec-13	$395,393
U.S. Treasury Bond 30 yr (Short)	4	$533,500	Dec-13	(12,258)
U.S. Treasury Bond Ultra 30 yr (Long)	43	6,110,031	Dec-13	140,743
U.S. Treasury Bond Ultra 30 yr (Short)	8	1,136,750	Dec-13	(26,265)
U.S. Treasury Note 2 yr (Long)	2	440,531	Dec-13	1,246
U.S. Treasury Note 5 yr (Long)	48	5,810,250	Dec-13	82,581
U.S. Treasury Note 5 yr (Short)	124	15,009,813	Dec-13	(54,736)
U.S. Treasury Note 10 yr (Long)	228	28,817,063	Dec-13	793,004
U.S. Treasury Note 10 yr (Short)	17	2,148,641	Dec-13	(46,782)

Total				$1,272,926

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/13 (premiums $711,896) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.98/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	$29,081,300	$168,671
(2.98)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	29,081,300	599,075

Total			$767,746

TBA SALE COMMITMENTS OUTSTANDING at 9/30/13 (proceeds receivable $18,570,000) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6s, October 1, 2043	$2,000,000	10/10/13	$2,187,734
Federal National Mortgage Association, 5 1/2s, October 1, 2043	2,000,000	10/10/13	2,180,938
Federal National Mortgage Association, 4s, October 1, 2043	10,000,000	10/10/13	10,489,062
Federal National Mortgage Association, 3s, October 1, 2043	4,000,000	10/10/13	3,909,062

Total			$18,766,796

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$123,504,900	(E)	$56,189	12/18/15	3 month USD-LIBOR-BBA	0.75%	$(463,766)
	138,029,400	(E)	(132,095)	12/18/18	3 month USD-LIBOR-BBA	2.05%	(2,649,752)
	15,202,100	(E)	181,298	12/18/43	3 month USD-LIBOR-BBA	3.85%	625,505
	48,201,600	(E)	48,892	12/18/23	3 month USD-LIBOR-BBA	3.15%	(1,222,667)
	785,000		(50)	9/25/23	3 month USD-LIBOR-BBA	2.92%	11,430

	Total		$154,234				$(3,699,250)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$426,245	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(6,636)
728,614	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,185)
Barclays Bank PLC
1,236,518	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,714)
1,056,270	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	17,256
673,718	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,068)
2,798,475	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,985)
2,145,125	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,186
1,891,331	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,979
776,393	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,087)
1,442,868	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(22,462)
1,037,827	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,885
8,008,143	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(124,669)
7,312,923	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(57,452)
3,908,957	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	39,225
219,209	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,510
980,315	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,261)
515,490	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,173
2,208,467	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(52,087)
728,445	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,746)
6,261,225	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(49,189)
6,225,568	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	62,472
1,823,743	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	45,845
119,833	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(527)
657,389	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,165)
331,975	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,331
253,543	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,148
3,608,427	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	36,210
2,642,705	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,762)
1,842,256	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(28,680)
255,648	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,980)
326,236	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,070
1,918,607	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	31,343
8,541,662	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	85,713
1,262,949	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,673
223,518	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,103
724,445	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,817
525,160	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,942
212,757	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(352)
224,264	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,762)
6,261,851	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(49,194)
7,387,688	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(12,232)
4,472,751	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	35,139
5,276,976	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	8,738
1,323,500	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,604
946,645	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,756)
473,259	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,878)
473,259	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,878)
728,614	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,185)
949,913	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,776)
2,466,982	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,000)
949,913	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,776)
298,016	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,341)
729,933	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	7,325
1,988,321	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,621)
621,954	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,669)
1,219,363	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,364)
1,922,830	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,934
1,896,557	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(11,532)
1,117,436	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,779)
1,136,655	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	29,883
734,616	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	17,326
562,525	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,757
1,506,360	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,834)
1,585,122	4,210	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,133)
Citibank, N.A.
1,986,697	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	19,936
3,477,493	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,896
1,837,234	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	43,332
1,243,704	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	11,721
1,532,395	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,856
1,795,216	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	42,341
Credit Suisse International
163,137	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,540)
1,486,182	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	46,962
425,748	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,628)
3,505,956	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	54,580
562,852	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,275)
728,614	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,185)
621,954	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,669)
1,959,635	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30,507)
3,516,898	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	54,750
2,327,191	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	36,229
2,386,234	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	56,280
2,731,148	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	64,415
565,622	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	13,340
1,126,627	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	26,572
734,616	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	17,326
726,767	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	17,141
562,027	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,750
562,027	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,750
1,624,408	27,920	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,381
Goldman Sachs International
1,033,533	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,090)
434,503	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,911)
1,522,639	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,698)
1,174,661	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,167)
466,811	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,604)
4,241,288	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(50,920)
754,509	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,746)
1,475,432	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,490)
164,629	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,563)
807,230	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,567)
796,489	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(18,785)
1,671,386	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,977)
1,671,386	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,977)
184,027	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,865)
1,668,240	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(39,346)
615,951	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(14,527)
1,168,818	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,196)
2,179,527	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,123)
818,794	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,433)
2,749,457	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(42,803)
2,808,719	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(66,245)
834,351	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,678)
283,998	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,421)
522,745	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(6,276)
850,505	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(10,211)
1,443,863	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(22,478)
91,033	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(400)
887,450	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(20,931)
3,048,796	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(58,417)
894,024	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(10,734)
533,984	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(6,411)
1,787,917	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(21,466)
386,545	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,700)
390,932	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,086)
1,175,161	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,232)
1,512,500	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,546)
2,985,799	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,457)
1,410,194	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,079)
201,725	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(887)
824,141	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,830)
481,585	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,118)
110,692	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(870)
295,262	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,320)
467,435	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,056)
934,870	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,112)
633,222	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,786)
397,398	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,187)
250,434	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,102)
724,667	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,281)
1,668,767	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(7,341)
1,401,530	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,944)
1,353,839	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,076
3,165,258	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	49,276
635,887	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,899
635,887	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,899
3,337,845	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	51,963
1,243,704	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(11,721)
3,095,364	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13,616
2,954,422	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(35,470)
898,249	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,984)
881,447	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(20,789)
2,044,512	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30,553)
728,614	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,185)
1,577,655	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,561)
1,244,369	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(29,349)
2,589,858	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	61,083
505,597	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	11,925
786,838	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,249
786,341	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,242
2,122,584	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	50,062
71,569	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,688
JPMorgan Chase Bank N.A.
1,295,621	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(30,558)
3,071,386	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	36,879

Total	$32,130				$(184,079)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$3,281	$48,000	5/11/63	300 bp	$(1,361)
	CMBX NA BBB Index	BBB-/P	6,388	106,000	5/11/63	300 bp	(3,862)
	CMBX NA BBB Index	BBB-/P	13,088	212,000	5/11/63	300 bp	(7,413)
	CMBX NA BBB Index	BBB-/P	12,483	219,000	5/11/63	300 bp	(8,694)
	Barclays Bank PLC
	CMBX NA BBB Index	BBB+/P	21,618	195,000	5/11/63	300 bp	2,761
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	793	27,000	5/11/63	300 bp	(1,818)
	CMBX NA BBB Index	BBB-/P	1,703	89,000	5/11/63	300 bp	(6,903)
	CMBX NA BBB Index	BBB-/P	822	106,000	5/11/63	300 bp	(9,428)
	CMBX NA BBB Index	BB+/P	13,078	107,000	5/11/63	300 bp	2,731
	CMBX NA BBB Index	BBB-/P	10,475	108,000	5/11/63	300 bp	32
	CMBX NA BBB Index	BBB-/P	13,770	173,000	5/11/63	300 bp	(2,959)
	CMBX NA BBB Index	BBB-/P	13,884	174,000	5/11/63	300 bp	(2,942)
	CMBX NA BBB Index	BBB-/P	11,512	175,000	5/11/63	300 bp	(5,410)
	CMBX NA BBB Index	BBB-/P	13,627	176,000	5/11/63	300 bp	(3,392)
	CMBX NA BBB Index	BBB-/P	5,416	178,000	5/11/63	300 bp	(11,797)
	CMBX NA BBB Index	BBB-/P	3,136	178,000	5/11/63	300 bp	(14,076)
	CMBX NA BBB Index	BBB-/P	2,888	188,000	5/11/63	300 bp	(15,291)
	CMBX NA BBB Index	BBB-/P	2,473	213,000	5/11/63	300 bp	(18,124)
	CMBX NA BBB Index	B+/P	15,589	214,000	5/11/63	300 bp	(5,105)
	CMBX NA BBB Index	BBB-/P	24,292	215,000	5/11/63	300 bp	3,502
	CMBX NA BBB Index	B+/P	20,951	216,000	5/11/63	300 bp	64
	CMBX NA BBB Index	B+/P	23,758	310,000	5/11/63	300 bp	(6,219)
	CMBX NA BBB Index	BBB-/P	14,240	347,000	5/11/63	300 bp	(19,315)
	CMBX NA BBB Index	BBB+/P	554	5,000	5/11/63	300 bp	71
	CMBX NA BBB Index	BBB-/P	4,755	61,000	5/11/63	300 bp	(1,144)
	CMBX NA BBB Index	BBB-/P	9,691	100,000	5/11/63	300 bp	21
	CMBX NA BBB Index	BBB-/P	16,947	190,000	5/11/63	300 bp	(1,442)
	CMBX NA BBB Index	BBB-/P	21,515	196,000	5/11/63	300 bp	2,562
	CMBX NA BBB Index	BBB-/P	15,595	205,000	5/11/63	300 bp	(4,229)
	CMBX NA BBB Index	BBB-/P	23,333	211,000	5/11/63	300 bp	2,929
	CMBX NA BBB Index	BBB-/P	31,328	294,000	5/11/63	300 bp	2,898
	CMBX NA BBB Index	BBB+/P	40,344	382,000	5/11/63	300 bp	3,403

	Total		$413,327				$(129,950)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 21 Index	BBB+/P	$(15,057)	$1,370,000	12/20/18	100 bp	$(2,222)

	Total		$(15,057)				$(2,222)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $335,430,011.
(b)	The aggregate identified cost on a tax basis is $381,424,680, resulting in gross unrealized appreciation and depreciation of $17,499,764 and $7,962,470, respectively, or net unrealized appreciation of $9,537,294.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$56,836,229	$27,381,975	$84,218,204	$8,670	$—
	Putnam Short Term Investment Fund *	—	151,881,497	142,168,175	12,352	9,713,322
	Totals	$56,836,229	$179,263,472	$226,386,379	$21,022	$9,713,322
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $119,471,522 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to implement yield curve strategies, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount to hedge interest rate risk and to gain exposure on interest rates.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $961,528 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $982,672.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$107,327,924	$—
Foreign government and agency bonds and notes	—	425,657	—
Mortgage-backed securities	—	156,853,549	—
Municipal bonds and notes	—	1,711,886	—
Purchased swap options outstanding	—	748,107	—
Senior loans	—	45,897	—
U.S. Government and agency mortgage obligations	—	104,681,150	—
U.S. Treasury obligations	—	133,110	—
Short-term investments	10,833,322	8,201,372	—

Totals by level	$10,833,322	$380,128,652	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$1,272,926	$—	$—
Written swap options outstanding	—	(767,746)	—
TBA sale commitments	—	(18,766,796)	—
Interest rate swap contracts	—	(3,853,484)	—
Total return swap contracts	—	(216,209)	—
Credit default contracts	—	(530,442)	—

Totals by level	$1,272,926	$(24,134,677)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$12,835	$543,277
Interest rate contracts	4,120,382	6,936,788

Total	$4,133,217	$7,480,065

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$166,700,000
Written swap option contracts (contract amount)	$85,500,000
Futures contracts (number of contracts)	1,000
Centrally cleared interest rate swap contracts (notional)	$137,800,000
OTC total return swap contracts (notional)	$237,700,000
OTC credit default swap contracts (notional)	$4,000,000
Centrally cleared credit default swap contracts (notional)	$5,600,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts***	$—	$—	55,206	$—	$—	$—	$—	$—	$55,206
	OTC Total return swap contracts*#	—	580,587	—	176,082	405,095	304,978	36,879	—	1,503,621
	OTC Credit default swap contracts*#	—	—	—	—	—	—	—	—	—
	Centrally cleared credit default swap contracts***	—	—	—	—	—	—	—	—	—
	Futures contracts***	—	—	—	—	—	—	—	4,453	4,453
	Purchased swap options**#	—	—	—	—	748,107	—	—	—	748,107

	Total Assets	$—	$580,587	$55,206	$176,082	$1,153,202	$304,978	$36,879	$4,453	$2,311,387

	Liabilities:
	Centrally cleared interest rate swap contracts***	$—	$—	$133,611	$—	$—	$—	$—	$—	$133,611
	OTC Total return swap contracts*#	23,821	643,106	—	—	111,343	911,002	30,558	—	1,719,830
	OTC Credit default swap contracts*#	56,570	18,857	—	—	467,850	—	—	—	543,277
	Centrally cleared credit default swap contracts***	—	—	701	—	—	—	—	—	701
	Futures contracts***	—	—	—	—	—	—	—	19,906	19,906
	Written swap options#	—	—	—	—	767,746	—	—	—	767,746

	Total Liabilities	$80,391	$661,963	$134,312	$—	$1,346,939	$911,002	$30,558	$19,906	$3,185,071

	Total Financial and Derivative Net Assets	$(80,391)	$(81,376)	$(79,106)	$176,082	$(193,737)	$(606,024)	$6,321	$(15,453)	$(873,684)
	Total collateral received (pledged)##†	$440,103	$(81,376)	$—	$176,082	$(69,984)	$(606,024)	$—	$—	$(141,199)
	Net amount	$(520,494)	$—	$(79,106)	$—	$(123,753)	$—	$6,321	$(15,453)	$(732,485)

*	Excludes premiums.

***	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.
#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013